Revenues and other income	6 Months Ended
Jun. 30, 2020
Total revenues and other income
Total revenues and other income

DETAILS OF THE UNAUDITED CONDENSED CONSOLIDATED INTERIM RESULTS

Revenues and other income

Revenues

The following table summarizes our revenues for the six months ended June 30, 2020 and 2019.

		Six months ended June 30,
	Over time	2020	2019
		(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees		€180,711	€42,113
Gilead collaboration agreement for filgotinib	Ö	67,992	41,069
Gilead collaboration agreement for drug discovery platform	Ö	112,719	—
AbbVie collaboration agreement for CF	Ö	—	1,044
Milestone payments		6,996	33,383
Gilead collaboration agreement for filgotinib	Ö	6,996	10,034
AbbVie collaboration agreement for CF	Ö	—	23,349
Reimbursement income		6,628	11,344
Novartis collaboration agreement for MOR106	Ö	6,659	10,595
AbbVie collaboration agreement for CF	Ö	(31)	749
Other revenues		7,438	4,944
Fee-for-services revenues	Ö	7,369	4,878
Other revenues		69	66
Total revenues		€201,773	€91,785

Revenues (€201.8 million for the first six months of 2020 compared to €91.8 million for the first six months of 2019) were higher mainly due to the revenue recognition of the upfront payment received in August 2019 from Gilead related to (i) the access and option rights to our drug discovery platform, and (ii) additional consideration received for the extended cost sharing for filgotinib.

The rollforward of the outstanding balance of the current and non-current deferred income between January 1, 2020 and June 30, 2020 can be summarized as follows:

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Deferred income related to contracts in our fee-for-service segment	Deferred income related to grants	Other
	(Euro, in thousands)

On January 1, 2020	€3,000,646	€780,261	€2,220,013	€362	€—	€10

Significant financing component (2)	8,728	8,728

Revenue recognition of upfront	(180,711)	(67,992)	(112,719)
Revenue recognition of milestones	(6,996)	(6,996)

Other movements	2,166			(324)	2,500	(10)

On June 30, 2020	€2,823,833	€714,001	€2,107,294	€38	€2,500	€—

(1)	The outstanding balance at January 1,2020 and June 30,2020 comprise the issuance liability for subsequent warrant B and the upfront payment allocated to the drug discovery platform.
(2)

With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component reflecting the time value of money on the estimated recognition period.

Other income

Other income (€22.8 million for the first six months of 2020, compared to €16.7 million for the first six months of 2019) increased by €6.1 million, mainly driven by higher income from R&D incentives.